SHARE CAPITAL	9 Months Ended
Sep. 30, 2025
SHARE CAPITAL

6.	SHARE CAPITAL

(a)	Authorized Unlimited number of common shares without par value

As at September 30, 2025, the Company had 3,096,806 common shares issued and outstanding (December 31, 2024 – 196,933).

As of the date of issuance of these financial statements, total outstanding common shares is 19,922,423. See Note 15 Subsequent events for common share activity subsequent to the period end.

During the nine months ended September 30, 2025, the Company issued 2,619,876 common shares under the Equity Line of Credit for total proceeds of $23,027,513.

During the nine months ended September 30, 2025, holders of 310 Class C preferred shares converted their shares into 279,997 common shares of the Company. The Company credited $1,458,491 to share capital for the conversion. There was no gain or loss recognized on this transaction.

Common Share Activity January 1, 2025-September 30, 2025
	# of shares	$
Opening Balance January 1, 2025	196,933	104,916,071
Shares issued under the Equity Line of credit	2,619,876	23,027,513
Conversion of Class C preferred shares into common shares	279,997	1,458,491

Closing Balance September 30, 2025	12,066,616	$129,402,075

(b)	Authorized 500 Class “C” preferred shares without par value

As at September 30, 2025, the Company had no Class “C” preferred shares outstanding (December 31, 2024 – 227).

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024

6.	SHARE CAPITAL (Cont’d)

(c)	Common and preferred share transactions

Transactions for the nine months ended September 30, 2025 are as follows:

a)

On January 6, 2025, the Company filed an amendment to its Registration Statement on Form F-1 (File No. 333-282880) (the “Prior Registration Statement”) to increase the number of common shares offered under the Equity Line of Credit originally registered on November 14, 2024. The amendment registered an additional 27,973 common shares, representing no more than 20% of the maximum aggregate offering price set forth in the Calculation of Registration Fee table included in the Prior Registration Statement.

During the nine months ended September 30, 2025, the Company issued 646,154 common shares pursuant to put notices under this equity line of credit facility, generating net proceeds of $1,332,989 after deducting brokerage commissions and legal fees. As of September 30, 2025, the facility had been fully utilized.

b)

On January 21, 2025, the Company issued a final prospectus of a registered offering of 659,824 common shares for an amount of up to $18,000,000 for an Equity Line of Credit (“ELOC2”) with one investor, Hudson Global Ventures, LLC. The Company also issued as a commitment fee a total of 135 Class C preferred shares of the Company to this investor, of which 25,000 common shares to be issued on the conversion of these preferred shares are registered. These 135 commitment shares were recorded as a liability at its fair value of $635,294 and recorded as a finance fee expense in the period.

During the nine months ended September 30, 2025, an institutional investor converted all 135 outstanding Class “C” Commitment Preferred Shares into 101,977 shares of the Company’s common stock. In connection with the conversion, the Company credited $635,294 to share capital. No gain or loss was recognized upon conversion. As of September 30, 2025, NIL Class “C” Commitment Preferred Shares remained outstanding.

On April 29, 2025, the Company filed an amendment to the Equity Line of Credit agreement originally dated January 14, 2025, to increase the total number of common shares issuable thereunder by 20%. As a result, the maximum number of common shares issuable under the facility increased by 136,965 shares, from 659,824 to 796,789 shares.

During the nine months ended September 30, 2025, the Company issued a total of 796,789 common shares pursuant to put notices under the amended Equity Line of Credit agreement (“ELOC2”), generating gross proceeds of $5,511,200, net of brokerage commissions and legal fees.

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024

6.	SHARE CAPITAL (Cont’d)

c)	During the three months ended March 31, 2025, the Company redeemed 70 Class “C” Commitment Preferred Shares for total cash disbursements of $209,000. In connection with the redemption, the Company reduced the warrant liability by $245,882, representing the fair value of the associated warrants, and recognized a gain on derivative instruments of $36,882.

d)	On May 10, 2025, the Company entered into a registered equity line of credit agreement with a single institutional investor, providing for aggregate gross proceeds of up to $12,811,735, representing approximately 2,750,000 shares of the Company’s common stock. Under the terms of the agreement, the Company may issue put notices to the investor to purchase shares, subject to a beneficial ownership limitation of 4.99%. The purchase price per share is equal to 87.5% of the lesser of (i) the closing price of the common stock on the trading day immediately preceding the issuance of the put notice, or (ii) the lowest closing price during the three trading days following the issuance of the put notice. From the date of effectiveness through September 30, 2025, the Company issued 1,231,661 common shares under this facility for net proceeds of $12,487,615.

e)	On May 9, 2025, an investor converted 31 Class “C” Commitment Preferred Shares, with a stated value of $126,000, into 45,161 shares of the Company’s common stock. The Company credited $148,235 to share capital, representing the fair value of the converted preferred shares, and reduced the preferred share liability by the same amount. No gain or loss was recognized on the conversion.

f)	On May 9, 2025, an investor converted 68 Class “C” Commitment Preferred Shares, with a stated value of $273,000, into 97,849 shares of the Company’s common stock. The Company credited $321,176 to share capital, representing the fair value of the converted preferred shares, and reduced the preferred share liability by the same amount. No gain or loss was recognized on the conversion.

g)	On May 12, 2025, an investor converted 2 Class “C” Commitment Preferred Shares, with a stated value of $8,000, into 2,867 shares of the Company’s common stock. The Company credited $9,412 to share capital, representing the fair value of the converted preferred shares, and reduced the preferred share liability by the same amount. No gain or loss was recognized on the conversion.

h)	On June 13, 2025, the Company entered into a second registered equity line of credit agreement with an institutional investor, providing for aggregate gross proceeds of up to $3,702,515, representing approximately 438,686 shares of the Company’s common stock. The terms of the agreement are consistent with the May 10, 2025, facility, including the 4.99% beneficial ownership limitation and pricing formula. On June 30, 2025, the Company filed an amendment to this agreement to increase the number of shares issuable under the facility by 20%, resulting in an increase of 87,737 shares, for a new total of 526,423 shares. From the date of effectiveness through September 30, 2025, the Company issued 513,673 common shares under this facility for net proceeds of $3,701,156.

Transactions subsequent to the nine months ended September 30, 2025 see Subsequent Events Note 15.

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024

6.	SHARE CAPITAL (Cont’d)

(d)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2023	3	$181,505
Granted	-	-
Expired/Cancelled	(1)	(163,328)
Outstanding options, December 31, 2024	2	$190,593
Granted	-	-
Expired/Cancelled	(1)	(242,586)
Outstanding options, September 30, 2025	1	$138,600

(e)	Stock options (cont’d)

As at September 30, 2025 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

13-Apr-22	1	1	138,600.00	13-Apr-27	1.53
Total	1	1	$138,600.00		1.53

Transaction for the nine month period ended September 30, 2025 is as follows:

●	A cumulative of one option outstanding with a weighted average exercise price of $242,586 per option expired on July 12, 2025

Transactions for the nine month period ended September 30, 2024 are as follows:

●	A cumulative of one option outstanding with a weighted average exercise price of $163,328 per option expired between January 1, 2024 and January 15, 2024;

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024

6.	SHARE CAPITAL (Cont’d)

(f)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

A summary of the Company’s restricted share unit activity during the nine month period ended September 30, 2025 is as follows:

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2023	6	$530,880
Granted	-	-
Exercised/cancelled	-	-
Outstanding RSU, December 31, 2024	6	$530,880
Granted	-	-
Exercised/cancelled	-	-
Outstanding RSU, September 30, 2025	6	$530,880

There were no transactions for the nine months ended September 30, 2025 and 2024.

As at September 30, 2025 restricted stock options outstanding are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	4	4	$519,120
13-Apr-22	2	2	$554,400

Outstanding RSU, September 30, 2025	6	6	$530,880

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024

6.	SHARE CAPITAL (Cont’d)

(g)	Agents’ options

A summary of the Company’s agent options activity is as follows:

	Number of	Weighted average
	options	exercise price
Outstanding agent options, December 31, 2023	26	$19,872
Expired	*
Outstanding agent options, December 31, 2024	26	142,563
Expired	(1)	(3,452,400)
Outstanding agent options, September 30, 2025	25	$54,464

As at September 30, 2025 agent options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

11-Jan-22	1	1	$1,275,120	11-Jan-27	1.28
31-Oct-23	24	24	$3,604	31-Oct-28	3.09
Total Agent options	25	25	$54,464		3.02

Transaction for the nine month period ended September 30, 2025 is as follows:

A cumulative amount of one agents’ option expired on September 28, 2025 with a weighted average exercise price of $3,326,400 per share.

There were no transactions for the nine months ended September 30, 2024.

(h)	Share purchase warrants

A summary of the Company’s share purchase warrant activity is as follows:

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2023	78	$648,880
Granted	75,170	$4,925
Expired	(3)	$(5,796,000)
Exercised/Exchanged	(75,208)	$(2,560)
Outstanding, Dec 31, 2024	37	$940,480
Granted	-	$-
Expired	(4)	$(3,452,400)
Outstanding, September 30, 2025 and date of MD&A	33	$702,565

At September 30, 2025 the share purchase warrants outstanding are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
11-Jan-22	20	1,159,200	10-Jan-27
31-Oct-23	13	50	none
Total	33	$702,565

Transaction for the nine month period ended September 30, 2025 is as follows:

A cumulative amount of four share purchase warrants expired on September 28, 2025 with weighted average exercise price of $3,452,400 per share.

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024